Significant Transactions	12 Months Ended
Oct. 31, 2024
Significant Transactions [Abstract]
Significant Transactions
NOTE 13: SIGNIFICANT TRANSACTIONS
(a)

Acquisition of Cowen Inc.
On March 1, 2023, the Bank completed

the acquisition of Cowen Inc. (“Cowen”).

The acquisition advances the Wholesale Banking

segment’s long-term growth
strategy in the U.S. and adds complementary

products and services to the Bank’s existing

businesses. The results of the acquired

business have been
consolidated by the Bank from the closing date

and primarily reported in the Wholesale Banking

segment. Consideration included $
1,500

million
(US$ 1,100

million) in cash for
100 % of Cowen’s common shares outstanding, $ 253

million (US$
186

million) for the settlement of Cowen’s Series A Preferred
Stock, and $ 205

million (US$
151

million) related to the replacement of share-based

payment awards.
The acquisition was accounted for as a business

combination under the purchase method.

The acquisition contributed $
10,793

million (US$
7,928

million) of
assets and $ 10,005

million (US$
7,351

million) of liabilities. The excess of accounting

consideration over the fair value of the

tangible net assets acquired was
allocated to intangible assets of $ 298

million (US$
219

million) net of taxes, and goodwill of $
872

million (US$
641

million). Goodwill is not deductible for tax
purposes.
For the year ended October 31, 2023, the

contribution of Cowen to the Bank’s revenue and

net income was not significant, nor would

it have been significant if
the acquisition had occurred as of November

1, 2022.
The Bank continues to dispose of certain non-core

businesses that were acquired in connection

with the Cowen acquisition. These non-core

businesses are
disposal groups which meet the criteria to be

classified as held for sale and are measured at

the lower of their carrying amount and

fair value less costs to sell. The
assets and liabilities of these disposal groups

are recorded in Other assets and Other liabilities,

respectively, on the Consolidated Balance Sheet. During the

year
ended October 31, 2023, the Bank disposed of

a reinsurance subsidiary that was classified

as held for sale. During the year ended

October 31, 2024, the Bank
disposed of Cowen’s legacy prime brokerage

and outsourced trading business that

was classified as held for sale. As at October

31, 2024, assets of $
775

million
(October 31, 2023 – $ 1,958

million) and liabilities of $
337

million (October 31, 2023 – $
1,291

million) were classified as held for sale.
(b) Termination of the Merger Agreement with First Horizon Corporation
On May 4, 2023, the Bank and First Horizon

announced their mutual decision

to terminate the previously announced merger

agreement for the Bank to acquire
First Horizon. Under the terms of the termination

agreement, the Bank made a $
306

million (US$
225

million) cash payment to First Horizon on

May 5, 2023. The
termination payment was recognized in non-interest

expenses in the third quarter of fiscal 2023

and was reported in the Corporate segment.
In connection with the transaction, the Bank had

invested US$
494

million in non-voting First Horizon preferred

stock. During the second quarter of fiscal

2023,
the Bank recognized a valuation adjustment

loss of $
199

million (US$
147

million) on this investment, recorded in OCI. On

June 26, 2023, in accordance with the
terms of the preferred share purchase agreement,

the preferred stock converted into approximately
19.7

million common shares of First Horizon,

resulting in the
Bank recognizing a loss of $ 166

million (US$
126

million) during the third quarter of fiscal 2023

in OCI based on First Horizon’s common

share price at the time of
conversion. Upon conversion, the losses recognized

to date, including the impact of foreign exchange,

were reclassified directly to retained earnings.

The Bank
elected to record subsequent fair value changes

on the common shares in OCI. On June

5, 2024, the Bank sold its holdings of First

Horizon common shares.
Gains of $ 115

million (US$
75

million) recognized in OCI since the date

of conversion, which included the impact

of foreign exchange, were reclassified

directly to
retained earnings during the third quarter of

fiscal 2024.
The Bank had also implemented a strategy

to mitigate the impact of interest rate volatility

to capital on closing of the acquisition.

The Bank determined that the
fair value of First Horizon’s fixed rate financial assets

and liabilities and certain intangible

assets would have been sensitive to interest

rate changes. The fair value
of net assets would have determined the

amount of goodwill to be recognized on

closing of the acquisition. Increases in goodwill

and intangibles would have
negatively impacted capital ratios because they

are deducted from capital under OSFI

Basel III rules. In order to mitigate this volatility

to closing capital, the Bank
de-designated certain interest rate swaps

hedging fixed income investments in

fair value hedge accounting

relationships.
As a result of the de-designation, mark-to-market

gains (losses) on these swaps were recognized

in earnings, without any corresponding offset

from the
previously hedged investments. Such gains (losses)

would have mitigated the capital impact from

changes in the amount of goodwill recognized

on closing of the
acquisition. The de-designation also triggered

the amortization of the investments’ basis adjustment

to net interest income over the remaining

expected life of the
investments.
Prior to the termination of the merger agreement

on May 4, 2023, for the year ended October

31, 2023, the Bank reported ($
1,386 ) million in non-interest
income related to the mark-to-market on

the swaps, and $
262

million in net interest income related to

the basis adjustment amortization. In addition,

for the year
ended October 31, 2023, the Bank reported

$
585

million in non-interest income related to

the net interest earned on the swaps.
Following the announcement to terminate

the merger agreement, the Bank discontinued

this strategy and reinstated hedge accounting

on the portfolio of fixed
income investments using new swaps entered

into at higher market rates. The impact

from the higher swap rates and the basis adjustment

amortization discussed
above is reported in net interest income.

Income recognized from this strategy

will reverse over time causing a decrease

to net interest income. For the year ended
October 31, 2024, the decrease to net interest income

was $
242

million (October 31, 2023 – $
127

million), recorded in the Corporate segment.